Revenue and Segment Analysis - Summary of Classification of Revenue (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Total revenue	£ 7,244	£ 7,110	£ 7,874	£ 7,492	£ 7,341
North America [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	4,204	4,192	4,308
Europe [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,547	2,436	2,832
Rest of world [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	493	482	734
Operating segments [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	7,244	7,110	7,874
Operating segments [member] | North America [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	4,321	4,307	4,391
Operating segments [member] | Europe [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,472	1,369	1,800
Operating segments [member] | Rest of world [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,451	1,434	1,683
Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,649	2,692	2,637
Operating segments [member] | Scientific, Technical & Medical [member] | North America [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,215	1,224	1,182
Operating segments [member] | Scientific, Technical & Medical [member] | Europe [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	602	621	635
Operating segments [member] | Scientific, Technical & Medical [member] | Rest of world [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	832	847	820
Operating segments [member] | Risk [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,474	2,417	2,316
Operating segments [member] | Risk [member] | North America [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,957	1,921	1,843
Operating segments [member] | Risk [member] | Europe [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	342	327	317
Operating segments [member] | Risk [member] | Rest of world [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	175	169	156
Operating segments [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,587	1,639	1,652
Operating segments [member] | Legal [member] | North America [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,049	1,119	1,118
Operating segments [member] | Legal [member] | Europe [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	341	338	340
Operating segments [member] | Legal [member] | Rest of world [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	197	182	194
Operating segments [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	534	362	1,269
Operating segments [member] | Exhibitions [member] | North America [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	100	43	248
Operating segments [member] | Exhibitions [member] | Europe [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	187	83	508
Operating segments [member] | Exhibitions [member] | Rest of world [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	247	236	513
Operating segments [member] | Electronic [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	6,230	6,179	5,929
Operating segments [member] | Electronic [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,334	2,326	2,214
Operating segments [member] | Electronic [member] | Risk [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,453	2,387	2,264
Operating segments [member] | Electronic [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,385	1,422	1,400
Operating segments [member] | Electronic [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	58	44	51
Operating segments [member] | Face to face [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	500	345	1,260
Operating segments [member] | Face to face [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2	1	8
Operating segments [member] | Face to face [member] | Risk [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	13	19	25
Operating segments [member] | Face to face [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	9	7	9
Operating segments [member] | Face to face [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	476	318	1,218
Operating segments [member] | Print [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	514	586	685
Operating segments [member] | Print [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	313	365	415
Operating segments [member] | Print [member] | Risk [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	8	11	27
Operating segments [member] | Print [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	193	210	243
Operating segments [member] | Subscriptions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	4,214	4,279	4,129
Operating segments [member] | Subscriptions [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,970	2,048	1,970
Operating segments [member] | Subscriptions [member] | Risk [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	989	944	872
Operating segments [member] | Subscriptions [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,255	1,287	1,287
Operating segments [member] | Transactional [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	3,030	2,831	3,745
Operating segments [member] | Transactional [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	679	644	667
Operating segments [member] | Transactional [member] | Risk [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,485	1,473	1,444
Operating segments [member] | Transactional [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	332	352	365
Operating segments [member] | Transactional [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	£ 534	£ 362	£ 1,269